Reportable Segments - Operations by Industry Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Capital expenditures:
Total capital expenditures	$ 37,445	$ 30,023	$ 155,645		$ 191,543		$ 190,399
Depreciation and amortization:
Total depreciation and amortization	34,337	29,512	134,053		113,017		112,136
Rental Tools [Member]
Capital expenditures:
Total capital expenditures			76,928		61,958		61,702
Depreciation and amortization:
Total depreciation and amortization			54,625		42,944		40,497
U.S. Barge Drilling [Member]
Capital expenditures:
Total capital expenditures			23,694		8,808		7,339
Depreciation and amortization:
Total depreciation and amortization			13,796		13,906		17,006
U.S. Drilling [Member]
Capital expenditures:
Total capital expenditures			1,809		86,786		99,915
Depreciation and amortization:
Total depreciation and amortization			16,120		7,011		2,223
International Drilling [Member]
Capital expenditures:
Total capital expenditures			39,115		15,240		15,011
Depreciation and amortization:
Total depreciation and amortization			46,022		45,967		48,965
Corporate [Member]
Capital expenditures:
Total capital expenditures			14,099		18,751		6,432
Corporate and other [Member]
Depreciation and amortization:
Total depreciation and amortization			$ 3,490	[1]	$ 3,189	[1]	$ 3,445	[1]

[1]	This category includes depreciation of corporate assets as well as minimal depreciation for our Technical Services segment primarily related to office furniture and fixtures.